Convertible note (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	Sep. 05, 2024	Jun. 29, 2023	Jun. 30, 2024	Dec. 31, 2023
Description of forbearance agreement			Note further converted into 796,666 common shares of the Company. The fair value immediately prior to conversion was assessed at $909,000. The fair value of was $1,209,466 as of June 30, 2024. For the six months ended June 30, 2024 and 2023, the Company recognized a loss of change in fair value of convertible note of $66,259 and $3,010, respectively
Exchange agreemen [Member] | Subsequent Event [Member]
Interest rate	7.00%
Cash	$ 1,010,000
Note payble	1,525,213
Exchange fee	300,000
Remaining outstanding balance	$ 1,225,213
Note prepayment terms, description	The Company may prepay all or a portion of the September 2024 Exchange Note at any time by paying 105% of the outstanding balance elected for prepayment.
Description of forbearance agreement	increase by 0.5% as of such fifth day. The Streeterville shall have the right to increase the balance of the September 2024 Exchange Note by 10% for a major trigger event and 5% for a minor trigger event as defined in the Exchange Agreement, with an aggregate of 25% as the maximum increase in the outstanding balance. In addition, the September 2024 Exchange Note provides that upon occurrence of an event of default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of 15% per annum
Top (Member)
Maximum Monthly Redemption Payment Obligation	$ 300,000
Bottom (Member)
Minimum Monthly Redemption Payment Obligation	$ 150,000
Streeterville Capital LLC [Member]
Gross proceeds		$ 2,000,000
Original issue discount			$ 140,000
Pincipal amount		$ 2,160,000
Interest rate			7.00%
Streeterville's fees			$ 20,000
Fair value				$ 1,727,694
Stock based compensation			$ 610,227
Note prepayment terms, description			The Company may prepay all or a portion of the Note at any time by paying 105% of the outstanding balance elected for pre-payment.
Converted common shares		339,183
Fair value of convertible notes		$ 438,000